12. Deferred taxes (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DeferredTaxesLineItems [Line Items]
Total	R$ 54,250
2020 [Member]
DeferredTaxesLineItems [Line Items]
Total	4,768
2021 [Member]
DeferredTaxesLineItems [Line Items]
Total	8,375
2022 [Member]
DeferredTaxesLineItems [Line Items]
Total	7,473
2023 [Member]
DeferredTaxesLineItems [Line Items]
Total	8,332
2024 [Member]
DeferredTaxesLineItems [Line Items]
Total	9,471
2025 to 2029 [Member]
DeferredTaxesLineItems [Line Items]
Total	R$ 15,831